Basis of Presentation and General Information	6 Months Ended
Sep. 30, 2014
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Dorian LPG Ltd. (“Dorian”) was incorporated on July 1, 2013, under the laws of the Republic of the Marshall Islands and is headquartered in the United States and is engaged in the transportation of liquefied petroleum gas (“LPG”) worldwide through the ownership and operation of LPG tankers. Dorian LPG Ltd. and its subsidiaries (together “we”, “our”, “DLPG” or the “Company”) is primarily focused on owning and operating very large gas carriers (“VLGCs”), each with a cargo carrying capacity of greater than 80,000 cbm. Our fleet currently consists of six LPG carriers, including two fuel-efficient 84,000 cbm ECO-design VLGCs, three 82,000 cbm VLGCs and one pressurized 5,000 cbm vessel. In addition, we have newbuilding contracts for the construction of seventeen new fuel-efficient 84,000 cbm ECO-design VLGCs at Hyundai Heavy Industries Co., Ltd. (“Hyundai” or “HHI”), and Daewoo  Shipping and Marine Engineering Ltd. (“Daewoo”), both of which are based in South Korea, with scheduled deliveries between January 2015 and January 2016. We refer to these contracts along with the VLGCs that were delivered in July and September 2014 as our VLGC Newbuilding Program.

On May 13, 2014, Dorian completed its initial public offering (the “IPO”) and its shares trade on the New York Stock Exchange under the ticker symbol “LPG”.

The accompanying unaudited condensed consolidated financial statements and related notes (the “Financial Statements”) have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In our opinion, all adjustments, consisting of normal recurring items, necessary for a fair presentation of financial position, operating results and cash flows have been included in the Financial Statements. The Financial Statements should be read in conjunction with the audited consolidated financial statements and related notes for the period ended March 31, 2014 included in the Dorian LPG Ltd. Annual Report on Form 20-F filed with the Securities and Exchange Commission (“SEC”) on July 30, 2014.

Our quarterly results are subject to seasonal and other fluctuations, and the operating results for any quarter are therefore not necessarily indicative of results that may be otherwise expected for the entire year.

As of September 30, 2014, we have current assets of $296.6 million. We have commitments to the shipyards for our newbuilding vessels to be delivered through September 30, 2015 of $696.3 million.

We have funded our obligations to date through cash flows from operations, bank borrowings and equity offerings. Management intends to continue to fund cash flow requirements through these sources. We are currently in negotiations for new credit facilities with banks and Korean export credit agencies and management believes the sources of financing mentioned above will be adequate to fund our operations for the upcoming twelve months and our vessel newbuilding commitments. We do not yet have fully committed bank financing adequate to cover our contractual financial obligations related to our VLGC Newbuilding Program that will come due in the twelve months ending September 30, 2015. Although these factors raise an uncertainty about our ability to fund our obligations related to our VLGC Newbuilding Program, management believes new credit facilities to fund these commitments will be secured. In addition, management believes that if these sources do not provide adequate financing to fund our cash flow needs, it could sell vessels and/or newbuilding contracts.

Our subsidiaries as of September 30, 2014 which are all wholly-owned and are incorporated in Republic of the Marshall Islands (unless otherwise noted) are listed below.

Vessel Owning Subsidiaries

Subsidiary	Type of vessel(2)	Vessel’s name	Built	CBM(1)
CNML LPG Transport LLC	VLGC	Captain Nicholas ML	2008	82,000
CJNP LPG Transport LLC	VLGC	Captain John NP	2007	82,000
CMNL LPG Transport LLC	VLGC	Captain Markos NL	2006	82,000
Grendon Tanker LLC	PGC	LPG Grendon	1996	5,000
Comet LPG Transport LLC	VLGC	Comet	2014	84,000
Corsair LPG Transport LLC	VLGC	Corsair	2014	84,000

Newbuild Vessel Owning Subsidiaries(3)

Subsidiary	Type of vessel(2)	Hull number	Vessel’s Name	Estimated vessel delivery date	CBM(1)
Corvette LPG Transport LLC	VLGC	2658	Corvette	January 2015	84,000
Dorian Houston LPG Transport LLC	VLGC	S750	Cobra	April 2015	84,000
Dorian Shanghai LPG Transport LLC	VLGC	S749	Cougar	May 2015	84,000
Dorian Sao Paulo LPG Transport LLC	VLGC	S753	Continental	June 2015	84,000
Dorian Ulsan LPG Transport LLC	VLGC	S755	Constitution	June 2015	84,000
Concorde LPG Transport LLC	VLGC	2660	Concorde	June 2015	84,000
Dorian Amsterdam LPG Transport LLC	VLGC	S751	Commodore	July 2015	84,000
Dorian Dubai LPG Transport LLC	VLGC	2336	Cresques	August 2015	84,000
Dorian Monaco LPG Transport LLC	VLGC	S756	Cheyenne	September 2015	84,000
Constellation LPG Transport LLC	VLGC	2661	Constellation	September 2015	84,000
Dorian Barcelona LPG Transport LLC	VLGC	S752	Clermont	September 2015	84,000
Dorian Geneva LPG Transport LLC	VLGC	2337	Cratis	October 2015	84,000
Dorian Cape Town LPG Transport LLC	VLGC	S754	Chaparral	November 2015	84,000
Dorian Tokyo LPG Transport LLC	VLGC	2338	Copernicus	November 2015	84,000
Commander LPG Transport LLC	VLGC	2662	Commander	November 2015	84,000
Dorian Explorer LPG Transport LLC	VLGC	S757	Challenger	January 2016	84,000
Dorian Exporter LPG Transport LLC	VLGC	S758	Caravel	January 2016	84,000

Management Subsidiaries

Subsidiary	Incorporation Date
Dorian LPG Management Corp	July 2, 2013
Dorian LPG (USA) LLC (incorporated in USA)	July 2, 2013
Dorian LPG (UK) Ltd (incorporated in UK)	November 18, 2013

Dormant Subsidiaries

Subsidiary	Incorporation Date
SeaCor LPG I LLC	April 26, 2013
SeaCor LPG II LLC	April 26, 2013
Capricorn LPG Transport LLC	November 15, 2013
Constitution LPG Transport LLC	February 17, 2014

(1)           CBM: Cubic meters, a standard measure for LPG tanker capacity.

(2)           Very Large Gas Carrier (“VLGC”), Pressurized Gas Carrier (“PGC”)

(3)           Represents newbuild vessels not yet delivered as of September 30, 2014